Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Payables and Accruals [Abstract]
Other payables	$ 17,898	$ 17,040
Accruals	47,432	63,931
Total payables and accrued liablities	$ 65,330	$ 80,971